Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Geneva SMID Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GCSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Geneva SMID Cap Growth Fund for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.genevacap.com/mutualfund. You can also request this information by contacting us at 1-855-213-2973.
Additional Information Phone Number	1-855-213-2973
Additional Information Website	https://www.genevacap.com/mutualfund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.85%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
The Geneva SMID Cap Growth Fund  underperformed the Russell 2500 Growth Index for the one-year period ended 8/31/25. The underperformance was driven by quality headwinds experienced during the second and third quarters of 2025. During this period the highest beta companies, lowest ROE companies, nonearning companies and companies with a share price of less than $10 all meaningfully outperformed, signaling a bias towards low quality companies. These low quality headwinds have negatively impacted the relative performance of the Fund given its bias for investing in high quality, profitable business with great management teams, low levels of debt and strong sustainable records of growth.
At the industry level the greatest detractors from performance were technology, financials and industrials which detracted 6.70%, 2.07% and 1.59%, respectively. The weak performance in technology was a combination of names we owned but most importantly, speculative AI and quantum computing names. Detracting from performance at the stock level were Exponent, Onto Innovation and Novanta, which were down 33.2%, 50.6% and 36.5%, respectively. Contributing to performance at the industry level were basic materials, real estate and energy which added 0.40%, 0.34% and 0.13%, respectively. The outperformance in basic materials and real estate was due to strong stocks selection in the Fund. Detracting from performance were Axon Holding, RBC Bearings and Ollie’s Bargain Outlet, which were up 105.1%, 30.9% and 41.6%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/03/2021)
Institutional Class (without sales charge)	-2.61	-0.31
S&P 500 TR	15.88	10.91
Russell 2500 Growth Total Return	11.34	0.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.genevacap.com/mutualfund for more recent performance information.
Net Assets	$ 43,350,329
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 29,984
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$43,350,329
Number of Holdings	36
Net Advisory Fee	$29,984
Portfolio Turnover	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
RBC Bearings, Inc.	4.8%
ExlService Holdings, Inc.	4.7%
Tyler Technologies, Inc.	4.4%
Axon Enterprise, Inc.	4.3%
First American Government Obligations Fund	4.2%
Rollins, Inc.	3.9%
Monolithic Power Systems, Inc.	3.8%
Keysight Technologies, Inc.	3.7%
AAON, Inc.	3.5%
Balchem Corp.	3.5%

Industry	(% of net assets)
Software	10.9%
Professional Business Support Services	7.5%
Consumer Services: Misc.	7.2%
Building: Climate Control	6.2%
Metal Fabricating	4.8%
Medical Equipment	4.7%
Defense	4.3%
Semiconductors	3.8%
Electronic Equipment: Gauges and Meters	3.7%
Cash & Other	46.9%

Updated Prospectus Web Address	https://www.genevacap.com/mutualfund